Shareholders Deficit (USD $)	Preferred Stock Shares	Preferred Stock Amount	Common Stock Shares	Common Stock Amount	Additional Paid-In Capital	Stock Subscriptions Receivable	Accumulated Deficit During Developmental Stage	Other Comprehensive Income / Loss	Total
Beginning Balance, amount at Apr. 14, 2005
Beginning Balance, shares at Apr. 14, 2005
Common shares issued for services at $0.001 per share			20,000,000	20,000					20,000
Formation of sub					15				15
Net loss							(29,128)		(29,128)
Ending Balance, amount at May. 31, 2005				20,000	15		(29,128)		(9,113)
Ending Balance, shares at May. 31, 2005			20,000,000
Common shares issued for services at $0.001 per share			20,000,000	20,000					20,000
Common Shares Issued for services at $0.02 per share			650,000	650	12,350				13,000
Net loss							(88,433)		(88,433)
Ending Balance, amount at May. 31, 2006				44,650	88,365	(20,000)	(117,561)		(4,546)
Ending Balance, shares at May. 31, 2006			44,650,000
Receipt of cash on subscription receivable						20,000			20,000
Net loss							(157,774)		(157,774)
Ending Balance, amount at May. 31, 2007				44,650	88,365		(275,335)		(142,320)
Ending Balance, shares at May. 31, 2007			44,650,000
Services contributed by officers and directors					2,485				2,485
Net loss							(76,171)		(76,171)
Ending Balance, amount at May. 31, 2008				44,650	90,850		(351,506)		(216,006)
Ending Balance, shares at May. 31, 2008			44,650,000
Foreign Exchange Adjustments								5,148	5,148
Net loss							(104,107)		(104,107)
Ending Balance, amount at May. 31, 2009				44,650	90,850		(455,613)	5,148	(314,965)
Ending Balance, shares at May. 31, 2009			44,650,000
Foreign Exchange Adjustments								(5,270)	(5,270)
Common shares issued for notes payable at $0.005 per share			18,000,000	18,000	72,000				90,000
Common shares issued for services at $0.005 per share			12,000,000	12,000	48,000				60,000
Net loss							(239,130)		(239,130)
Ending Balance, amount at May. 31, 2010				78,650	226,850		(748,743)	(122)	(443,365)
Ending Balance, shares at May. 31, 2010			78,650,000
Common shares issued for services at $0.001 per share
Foreign Exchange Adjustments								(19,208)	(19,208)
Common shares issued for cash at $0.01 per share			10,000,000	10,000	90,000	(30,000)			70,000
Net loss							(202,267)		(202,267)
Ending Balance, amount at May. 31, 2011				88,650	316,850	(30,000)	(951,010)	(19,330)	(594,840)
Ending Balance, shares at May. 31, 2011			88,650,000
Foreign Exchange Adjustments								6,340	6,340
Cash from subscriptions receivable						30,000			30,000
Net loss							(47,730)		(47,730)
Ending Balance, amount at Aug. 31, 2011				$ 88,650	$ 316,850		$ (998,740)	$ (12,990)	$ (606,230)
Ending Balance, shares at Aug. 31, 2011			88,650,000